Other Accounts Payables - Schedule of Other Accounts Payables (Details) - ILS (₪)	Dec. 31, 2024	Dec. 31, 2023
Other Accounts Payables [Abstract]
Accounts payables and accrued expenses	₪ 987,627	₪ 532,437
Including to a shareholder (see note 15 below)	₪ 840,000	₪ 420,000